Summary of Significant Accounting Policies - Reconciliation of Net Income per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A common stock subject to redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss), common stock subject to redemption	$ (3,047)	$ 1,072,510	$ 660,301	$ 1,216,069
Weighted average shares outstanding, basic (in shares)	4,345,663	23,097,291	10,578,271	28,750,000
Weighted average shares outstanding, diluted (in shares)	4,345,663	23,097,291	10,578,271	28,750,000
Basic net income (loss) per share (in dollars per share)	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Diluted net income (loss) per share (in dollars per share)	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Non-redeemable Class A common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (7,586)	$ 61,735	$ 112,586	$ 56,235
Weighted average shares outstanding, basic (in shares)	10,817,000	1,329,500	1,803,670	1,329,500
Weighted average shares outstanding, diluted (in shares)	10,817,000	1,329,500	1,803,670	1,329,500
Basic net income (loss) per share (in dollars per share)	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Diluted net income (loss) per share (in dollars per share)	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Non-redeemable Class B common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)		$ 440,547	$ 566,255	$ 401,303
Weighted average shares outstanding, basic (in shares)		9,487,500	9,071,610	9,487,500
Weighted average shares outstanding, diluted (in shares)		9,487,500	9,071,610	9,487,500
Basic net income (loss) per share (in dollars per share)		$ 0.05	$ 0.06	$ 0.04
Diluted net income (loss) per share (in dollars per share)		$ 0.05	$ 0.06	$ 0.04